Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN GOVERNMENT MONEY MARKET FUND
Entity Central Index Key	0000855630
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032336
Shareholder Report [Line Items]
Fund Name	Elfun Government Money Market Fund
Trading Symbol	ELMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 141,150,765
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$141,150,765
# of Portfolio Holdings	93

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasuries	51.9%
Repurchase Agreements	36.2%
U.S. Government Agency Obligations	12.4%
TSR SAR ELMXX